UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-07807

Fidelity Revere Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2020

Item 1.

Reports to Stockholders

Fidelity® Cash Central Fund

Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2020

Days	% of fund's investments 5/31/20
1 - 7	40.3
8 - 30	16.3
31 - 60	16.9
61 - 90	10.6
91 - 180	15.9

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Interfund Loans	1.1%
Certificates of Deposit	0.4%
U.S. Treasury Debt	65.5%
Non-Negotiable Time Deposit	7.5%
Repurchase Agreements	27.6%
Net Other Assets (Liabilities)*	(2.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2020

Showing Percentage of Net Assets

Certificate of Deposit - 0.4%
	Yield(a)	Principal Amount	Value
London Branch, Eurodollar, Foreign Banks - 0.2%
Credit Agricole SA London Branch
7/3/20	1.48%	$14,000,000	$14,015,344
DZ Bank AG London Branch
6/15/20 to 6/22/20	1.65	78,000,000	77,996,258
			92,011,602
New York Branch, Yankee Dollar, Foreign Banks - 0.2%
Landesbank Baden-Wuerttemberg New York Branch
6/2/20	0.10	92,542,000	92,542,204
TOTAL CERTIFICATE OF DEPOSIT
(Cost $184,482,455)			184,553,806

U.S. Treasury Debt - 65.5%
U.S. Treasury Obligations - 65.5%
U.S. Treasury Bills
6/2/20 to 11/3/20
(Cost $29,442,845,447)	0.06 to 0.29	29,449,540,000	29,442,390,187

Non-Negotiable Time Deposit - 7.5%
Time Deposits - 7.5%
Barclays Bank PLC
6/1/20	0.18	2,149,000,000	2,149,000,000
Credit Agricole CIB
6/1/20	0.06	1,212,000,000	1,212,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $3,361,000,000)			3,361,000,000

Interfund Loans - 1.1%
With:
Fidelity International Enhanced Index Fund(b)		7,540,000	7,540,000
Fidelity SAI U.S. Quality Index Fund(b)		398,888,000	398,888,000
Fidelity SAI International Index Fund(b)		63,021,000	63,021,000
Fidelity SAI U.S. Momentum Index Fund(b)		13,739,000	13,739,000
TOTAL INTERFUND LOANS
(Cost $483,188,000)			483,188,000

U.S. Government Agency Repurchase Agreement - 25.9%
	Maturity Amount	Value
In a joint trading account at:
0.05% dated 5/31/20 due 6/1/20 (Collaterized by U.S. Government Obligations) #	$9,926,668,310	$9,926,628,000
0.05% dated 5/31/20 due 6/1/20 (Collaterized by U.S. Government Obligations)#	1,728,288,201	1,728,281,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $11,654,909,000)		11,654,909,000

U.S. Treasury Repurchase Agreement - 1.7%
With SMBC Nikko Securities America, Inc. at 0.06%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Treasury Obligations valued at $785,236,860, 0.13% - 2.88%, 5/15/23 - 5/15/27)
(Cost $770,000,000)	770,003,850	770,000,000
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $45,896,424,902)		45,896,040,993
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(928,938,908)
NET ASSETS - 100%		$44,967,102,085

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Loan is with an affiliated fund.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Certificate of Deposit	$184,553,806	$--	$184,553,806	$--
U.S. Treasury Debt	29,442,390,187	--	29,442,390,187	--
Non-Negotiable Time Deposit	3,361,000,000	--	3,361,000,000	--
U.S. Government Agency Repurchase Agreement	11,654,909,000	--	11,654,909,000	--
U.S. Treasury Repurchase Agreement	770,000,000	--	770,000,000	--
Interfund Loans	483,188,000	--	483,188,000	--
Total Investments in Securities:	$45,896,040,993	$--	$45,896,040,993	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$9,926,628,000 due 6/01/20 at 0.05%
Nomura Securities International	$2,275,486,000
RBC Dominion Securities, Inc.	5,713,447,000
Societe Generale (PARIS)	676,148,000
Sumitomo Mitsui Banking Corporation NY (DI)	1,261,547,000
$9,926,628,000
$1,728,281,000 due 6/01/20 at 0.05%
Bofa Securities, Inc.	51,799,000
JP Morgan Securities LLC	1,181,836,000
Nomura Securities International	494,646,000
$1,728,281,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $12,424,909,000) — See accompanying schedule: Unaffiliated issuers (cost $45,413,236,902)	$45,412,852,993
Affiliated issuers (cost $483,188,000)	483,188,000
Total Investment in Securities (cost $45,896,424,902)		$45,896,040,993
Cash		1,500,000,140
Interest receivable		294,361
Other affiliated receivables		15,725
Other receivables		412,125
Total assets		47,396,763,344
Liabilities
Payable for investments purchased	$2,424,244,195
Distributions payable	4,871,460
Other payables and accrued expenses	545,604
Total liabilities		2,429,661,259
Net Assets		$44,967,102,085
Net Assets consist of:
Paid in capital		$44,967,485,994
Total accumulated earnings (loss)		(383,909)
Net Assets		$44,967,102,085
Net Asset Value, offering price and redemption price per share ($44,967,102,085 ÷ 44,958,521,938 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2020
Investment Income
Interest (including $1,502,645 from affiliated interfund lending)		$648,658,011
Expenses
Custodian fees and expenses	$263,458
Independent trustees' fees and expenses	156,499
Interest	2,005,588
Total expenses		2,425,545
Net investment income (loss)		646,232,466
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	51,810
Total net realized gain (loss)		51,810
Change in net unrealized appreciation (depreciation) on investment securities		(1,865,736)
Net increase in net assets resulting from operations		$644,418,540

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2020	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$646,232,466	$962,019,531
Net realized gain (loss)	51,810	58,679
Change in net unrealized appreciation (depreciation)	(1,865,736)	1,845,301
Net increase in net assets resulting from operations	644,418,540	963,923,511
Distributions to shareholders	(646,233,384)	(962,010,935)
Affiliated share transactions
Proceeds from sales of shares	516,498,051,701	422,917,380,315
Cost of shares redeemed	(516,032,399,628)	(421,911,257,668)
Net increase (decrease) in net assets and shares resulting from share transactions	465,652,073	1,006,122,647
Total increase (decrease) in net assets	463,837,229	1,008,035,223
Net Assets
Beginning of period	44,503,264,856	43,495,229,633
End of period	$44,967,102,085	$44,503,264,856
Other Information
Shares
Sold	516,384,279,888	422,832,425,477
Redeemed	(515,918,551,713)	(421,826,602,087)
Net increase (decrease)	465,728,175	1,005,823,390

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Cash Central Fund

Years ended May 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0002	$1.0002	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0155	.0223	.0131	.0056	.003
Net realized and unrealized gain (loss)	–B	–B	–B	.0002	–B
Total from investment operations	.0155	.0223	.0131	.0058	.003
Distributions from net investment income	(.0155)	(.0223)	(.0131)	(.0056)	(.003)
Total distributions	(.0155)	(.0223)	(.0131)	(.0056)	(.003)
Net asset value, end of period	$1.0002	$1.0002	$1.0002	$1.0002	$1.00
Total ReturnC	1.56%	2.26%	1.31%	.58%	.27%
Ratios to Average Net AssetsD
Expenses before reductions	.01%	.01%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	.01%	- %E	- %E	- %E
Expenses net of all reductions	.01%	.01%	- %E	- %E	- %E
Net investment income (loss)	1.55%	2.24%	1.31%	.56%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$44,967,102	$44,503,265	$43,495,230	$38,079,448	$37,665,911

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2020

1. Organization.

Fidelity Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Government and government agency obligations, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $412,124 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$506,166
Gross unrealized depreciation	(890,075)
Net unrealized appreciation (depreciation)	$(383,909)
Tax Cost	$45,896,424,902

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$412,124
Net unrealized appreciation (depreciation) on securities and other investments	$(383,909)

The tax character of distributions paid was as follows:

	May 31, 2020	May 31, 2019
Ordinary Income	$646,233,384	$ 962,010,935

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities delivered. Information regarding securities delivered under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $173,625,067 and the weighted average interest rate was 1.75% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. Activity in this program during the period for which loans were outstanding was as follows:

		Average Loan Balance	Weighted Average Interest Rate
Fidelity Cash Central Fund	Lender	$41,083,003	1.11%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 282 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.0026%	$1,000.00	$1,004.90	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 21.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $117,777,876 of distributions paid during the period January 1, 2020 to May 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

TCC-ANN-0720
1.743118.120

Fidelity® Municipal Cash Central Fund

Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2020

Days	% of fund's investments
1 - 7	98.7
8 - 30	0.2
31 - 60	0.9
61 - 90	0.0(a)
91 - 180	0.1
> 180	0.1

 (a) Percentages shown as 0.0% may reflect amounts less than 0.05%.

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Variable Rate Demand Notes (VRDNs)	73.6%
Tender Option Bond	30.7%
Other Municipal Security	1.9%
Net Other Assets (Liabilities)*	(6.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 73.6%
	Principal Amount	Value
Alabama - 3.6%
Mobile Indl. Dev. Board Rev.:
(Alabama Pwr. Co. Proj.) Series 2001 B, 0.2% 6/1/20, VRDN (a)(b)	$5,800,000	$5,800,000
(Alabama Pwr. Theodore Plant Proj.) Series A, 0.2% 6/1/20, VRDN (a)(b)	6,650,000	6,650,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.2% 6/1/20, VRDN (a)(b)	3,500,000	3,500,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.2% 6/1/20, VRDN (a)(b)	29,480,000	29,480,000
		45,430,000
Connecticut - 0.2%
Connecticut Gen. Oblig. Series 2016 C, 0.2% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (a)	3,000,000	3,000,000
Delaware - 1.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1994, 0.17% 6/1/20, VRDN (a)(b)	16,300,000	16,300,000
Series 1999 B, 0.5% 6/5/20, VRDN (a)(b)	2,400,000	2,400,000
		18,700,000
Florida - 4.6%
Broward County Arpt. Facilities Rev. Series 2007 A, 0.18% 6/5/20, LOC Citibank NA, VRDN (a)(b)	10,200,000	10,200,000
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2015, 0.21% 6/1/20, VRDN (a)(b)	11,730,000	11,730,000
Series 2018 B, 0.23% 6/1/20, VRDN (a)(b)	3,700,000	3,700,000
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.2% 6/1/20, VRDN (a)	6,800,000	6,800,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.12% 6/1/20, VRDN (a)	2,000,000	2,000,000
Lakeland Edl. Facilities Rev. (Southern College Proj.) Series 2012 B, 0.12% 6/5/20, LOC TD Banknorth, NA, VRDN (a)	2,455,000	2,455,000
Lee County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.):
Series 2016 A, 0.21% 6/1/20, VRDN (a)(b)	10,880,000	10,880,000
0.21% 6/1/20, VRDN (a)(b)	4,530,000	4,530,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.11% 6/1/20, VRDN (a)	2,400,000	2,400,000
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.17% 6/5/20, LOC MUFG Union Bank NA, VRDN (a)	2,700,000	2,700,000
		57,395,000
Georgia - 2.3%
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.21% 6/1/20, VRDN (a)	10,800,000	10,800,000
Series 2012, 0.24% 6/1/20, VRDN (a)(b)	5,800,000	5,800,000
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.23% 6/1/20, VRDN (a)(b)	3,100,000	3,100,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.) Series 2008, 0.21% 6/1/20, VRDN (a)	3,500,000	3,500,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.2% 6/1/20, VRDN (a)	2,700,000	2,700,000
Monroe County Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2017, 0.21% 6/1/20, VRDN (a)(b)	2,260,000	2,260,000
		28,160,000
Illinois - 5.0%
Chicago Midway Arpt. Rev. Series 2004 C1, 0.18% 6/5/20, LOC Bank of Montreal, VRDN (a)(b)	35,700,000	35,700,000
Illinois Fin. Auth. Multi-family Rev. (Hidden Glen Apts. Proj.) Series 2007, 0.18% 6/5/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	6,230,000	6,230,000
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 A, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	5,400,000	5,400,000
Series 2011 A, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	5,485,000	5,485,000
Series 2018, 0.05% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	9,350,000	9,350,000
		62,165,000
Indiana - 0.4%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.):
Series 2009 A4, 0.16% 6/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,400,000	3,400,000
Series 2009 A5, 0.15% 6/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	2,000,000	2,000,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.3% 6/5/20, VRDN (a)	100,000	100,000
		5,500,000
Iowa - 0.2%
Iowa Fin. Auth. Solid Waste Facilities (Mid-American Energy Co. Proj.) Series 2017, 0.19% 6/5/20, VRDN (a)(b)	2,600,000	2,600,000
Kansas - 0.4%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.37% 6/5/20, VRDN (a)	1,000,000	1,000,000
Series 2007 B, 0.37% 6/5/20, VRDN (a)	600,000	600,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	2,000,000	2,000,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	200,000	200,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	600,000	600,000
		4,400,000
Kentucky - 2.0%
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.) Series 1993 A, 0.19% 6/5/20 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	14,000,000	14,000,000
Trimble County Poll. Cont. Rev. (Louisville Gas and Elec. Co. Proj.) Series 2016 A, 0.22% 6/5/20, VRDN (a)(b)	10,700,000	10,700,000
		24,700,000
Louisiana - 8.6%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.07% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	2,900,000	2,900,000
East Baton Rouge Parish Solid Waste Series 1998, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2008 A, 0.06% 6/1/20, VRDN (a)	12,500,000	12,500,000
Series 2009 A, 0.15% 6/5/20, VRDN (a)	3,400,000	3,400,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.11% 6/1/20, VRDN (a)(b)	10,900,000	10,900,000
Series 1992 B, 0.08% 6/1/20, VRDN (a)	4,000,000	4,000,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.1% 6/1/20, VRDN (a)(b)	44,600,000	44,600,000
Series 1993, 0.11% 6/1/20, VRDN (a)(b)	20,000,000	20,000,000
St. Bernard Parish Exempt FAC Series 1996, 0.1% 6/1/20, VRDN (a)(b)	7,500,000	7,500,000
		107,100,000
Michigan - 1.9%
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2008 A, 0.18% 6/5/20, LOC Barclays Bank PLC, VRDN (a)(b)	4,100,000	4,100,000
Series 2018 C, 0.18% 6/5/20, LOC Bank of America NA, VRDN (a)(b)	20,000,000	20,000,000
		24,100,000
Mississippi - 1.6%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.1% 6/1/20, VRDN (a)(b)	11,470,000	11,470,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.07% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	3,900,000	3,900,000
Series 2007 D, 0.07% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	2,300,000	2,300,000
Series 2011 F, 0.07% 6/1/20, VRDN (a)	2,350,000	2,350,000
		20,020,000
Missouri - 0.1%
Missouri Health & Edl. Facilities Rev. (Washington Univ. Proj.) Series 2003 B, 0.08% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,250,000	1,250,000
Nebraska - 4.8%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2014 B, 0.15% 6/5/20 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	17,635,000	17,635,000
Series 2015 D, 0.15% 6/5/20 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	14,335,000	14,335,000
Series 2018 D, 0.15% 6/5/20 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	7,000,000	7,000,000
Series B, 0.15% 6/5/20 (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (a)(b)	21,500,000	21,500,000
		60,470,000
New York - 18.1%
New York City Gen. Oblig. Series 2018 E, 0.06% 6/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	16,900,000	16,900,000
New York City Indl. Dev. Agcy. Indl. Dev. Rev. (Tiago Hldgs., LLC Proj.) Series 2007, 0.12% 6/5/20, LOC TD Banknorth, NA, VRDN (a)(b)	8,600,000	8,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 BB1, 0.1% 6/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,400,000	3,400,000
Series 2014 BB1, 0.07% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	1,550,000	1,550,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.11% 6/1/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	16,420,000	16,420,000
Series 2010, 0.11% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	39,645,000	39,645,000
Series 2015 A4, 0.1% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,300,000	1,300,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	23,470,000	23,470,000
Series 2002 A, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	12,305,000	12,305,000
Series 2004 A, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	4,600,000	4,600,000
(455 West 37th Street Hsg. Proj.) Series A, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	59,625,000	59,625,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	24,030,000	24,030,000
Series 2015 E1, 0.07% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,050,000	1,050,000
Series E3, 0.08% 6/1/20, LOC Bank of America NA, VRDN (a)	13,585,000	13,585,000
		226,480,000
North Carolina - 0.3%
Raleigh Combined Enterprise Sys. Rev. Series 2008 A, 0.16% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (a)	3,100,000	3,100,000
Ohio - 1.0%
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 0.2% 6/5/20, VRDN (a)	4,800,000	4,800,000
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 0.19% 6/5/20, LOC Bank of America NA, VRDN (a)(b)	8,050,000	8,050,000
		12,850,000
Oregon - 0.1%
FHLMC Portland Multi-family Hsg. Rev. (The Village at Lovejoy Fountain Proj.) Series 2009, 0.19% 6/5/20, LOC Freddie Mac, VRDN (a)(b)	1,700,000	1,700,000
Pennsylvania - 0.6%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.47% 6/1/20, VRDN (a)	6,900,000	6,900,000
Rhode Island - 0.3%
FHLMC Rhode Island Hsg. & Mtg. Fin. Corp. Series 2006, 0.23% 6/5/20, LOC Freddie Mac, VRDN (a)(b)	3,300,000	3,300,000
South Carolina - 0.2%
Berkeley County Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1995, 0.45% 6/5/20, VRDN (a)(b)	100,000	100,000
Series 1997, 0.45% 6/5/20, VRDN (a)(b)	2,200,000	2,200,000
		2,300,000
Tennessee - 1.3%
Blount County Pub. Bldg. Auth. Series D3A, 0.06% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	970,000	970,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2004, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	9,765,000	9,765,000
Series 2008, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	4,900,000	4,900,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.) Series 2002, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	965,000	965,000
		16,600,000
Texas - 12.0%
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.24% 6/1/20, VRDN (a)(b)	16,800,000	16,800,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,850,000	5,850,000
(Exxon Mobil Proj.) Series 2002, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,805,000	5,805,000
(ExxonMobil Proj.):
Series 2001 A, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	1,300,000	1,300,000
Series 2001 B, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	5,500,000	5,500,000
Harris County Hosp. District Rev. Series 2010, 0.18% 6/5/20, LOC JPMorgan Chase Bank, VRDN (a)	1,600,000	1,600,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. (Exxon Proj.) Series 1987, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN(a)(b)	4,000,000	4,000,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev. (Exxon Proj.) 0.11% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	18,500,000	18,500,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.45% 6/5/20, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B2, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	7,050,000	7,050,000
Series 2006 B3, 0.1% 6/1/20, VRDN (a)(b)	5,835,000	5,835,000
Series 2008 B4, 0.1% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	2,855,000	2,855,000
(Mobil Oil Corp. Proj.) Series 1999, 0.1% 6/1/20, VRDN (a)(b)	1,000,000	1,000,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.18% 6/5/20, VRDN (a)(b)	4,000,000	4,000,000
Series 2001, 0.18% 6/5/20, VRDN (a)(b)	17,400,000	17,400,000
Series 2005, 0.06% 6/1/20 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	5,000,000	5,000,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.17% 6/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	2,000,000	2,000,000
Series 2001 A2, 0.24% 6/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,700,000	11,700,000
Series 2007 B, 0.24% 6/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,145,000	11,145,000
Series 2013 B, 0.2% 6/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,300,000	8,300,000
Series 2019, 0.15% 6/5/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,735,000	6,735,000
FHLMC Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.16% 6/5/20, LOC Freddie Mac, VRDN (a)(b)	2,470,000	2,470,000
		149,795,000
Virginia - 0.0%
Prince William County Indl. Dev. Auth. Sewage Disp. Facilities Rev. (Dale Svc. Corp. Proj.) Series 2000, 0.19% 6/5/20, LOC Wells Fargo Bank NA, VRDN (a)(b)	540,000	540,000
Washington - 0.1%
Port of Seattle Rev. Series 2008, 0.26% 6/5/20, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	1,000,000	1,000,000
West Virginia - 0.2%
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.17% 6/5/20, LOC Bank of America NA, VRDN (a)(b)	2,600,000	2,600,000
Wisconsin - 0.2%
Wisconsin Gen. Oblig. Series 2019 A, 0.129% 6/5/20, VRDN (a)	2,400,000	2,400,000
Wyoming - 2.0%
Converse County Envir. Impt. Rev. Series 1995, 0.22% 6/5/20, VRDN (a)(b)	1,000,000	1,000,000
Sweetwater County Env Imp Rev. (Pacificorp Proj.) Series 1995, 0.13% 6/1/20, VRDN (a)(b)	24,300,000	24,300,000
		25,300,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $919,855,000)		919,855,000

Tender Option Bond - 30.7%
Arizona - 0.5%
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,900,000	3,900,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN:
Series Floaters ZF 27 58, 0.2% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,625,000	1,625,000
Series XF 08 46, 0.24% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	1,000,000	1,000,000
		6,525,000
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 0.26% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	100,000	100,000
Colorado - 0.8%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,200,000	9,200,000
Colorado Health Facilities Auth. Participating VRDN Series XM 08 41, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,200,000	1,200,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.39%, tender (a)(b)(c)(d)(e)	100,000	100,000
		10,500,000
Connecticut - 1.5%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,555,000	2,555,000
Series Floaters G66, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,855,000	1,855,000
Series Floaters XL 00 66, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,905,000	2,905,000
Series XM 08 57, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
Series XM 08 58, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,100,000	1,100,000
Series YX 11 07, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,750,000	6,750,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	400,000	400,000
Participating VRDN Series XM 08 67, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
		18,165,000
District Of Columbia - 1.6%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	17,800,000	17,800,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Participating VRDN Series Floaters XF 06 94, 0.23% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(c)(d)	2,000,000	2,000,000
		19,800,000
Florida - 5.3%
Broward County Arpt. Sys. Rev. Participating VRDN Series Floaters XL 00 88, 0.74% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	3,100,000	3,100,000
Broward County Port Facilities Rev.:
Bonds Series G 115, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	600,000	600,000
Participating VRDN Series XF 09 52, 0.21% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)(d)	1,100,000	1,100,000
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series Solar 0049, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,935,000	4,935,000
Series Solar 0054, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	10,880,000	10,880,000
Gainesville Utils. Sys. Rev. Participating VRDN Series Solar 0061, 0.12% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	12,700,000	12,700,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Bonds Series Floaters G 25, 0.39%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	300,000	300,000
Participating VRDN:
Series Floaters ZF 25 03, 0.2% 6/5/20 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	3,750,000	3,750,000
Series XF 28 77, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	2,075,000	2,075,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.44% 7/10/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	2,400,000	2,400,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 0.24% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	100,000	100,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.24% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	200,000	200,000
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.11% 6/1/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,900,000	2,900,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	20,905,000	20,905,000
		65,945,000
Georgia - 0.6%
Main Street Natural Gas, Inc. Participating VRDN Series Floaters XF 07 51, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,730,000	7,730,000
Hawaii - 0.7%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	8,100,000	8,100,000
Illinois - 0.4%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,170,000	2,170,000
Illinois Gen. Oblig. Participating VRDN Series XM 07 59, 0.33% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	800,000	800,000
Metropolitan Pier & Exposition Participating VRDN Series XF 10 46, 0.2% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,700,000	1,700,000
		4,670,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 26, 0.29% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	600,000	600,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Louisiana - 0.1%
New Orleans Aviation Board Rev. Participating VRDN Series Floaters XL 00 46, 0.94% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,800,000	1,800,000
Maryland - 0.2%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.29% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,670,000	2,670,000
		2,870,000
Massachusetts - 0.2%
Billerica Gen. Oblig. Participating VRDN Series Solar 17 0027, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,000,000	2,000,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	200,000	200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		2,300,000
Michigan - 2.9%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.18% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,000,000	3,000,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 0.17% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,060,000	4,060,000
Series Floaters ZF 07 96, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	800,000	800,000
Series Floaters ZF 28 25, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	195,000	195,000
Series XM 07 48, 0.24% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	600,000	600,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 0.1% 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	28,135,000	28,135,000
		36,790,000
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	1,100,000	1,100,000
Missouri - 0.3%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series E-94, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,200,000	3,200,000
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN:
Series XF 09 39, 0.22% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,500,000	1,500,000
Series XM 08 62, 0.18% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,455,000	2,455,000
		3,955,000
New York - 0.8%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Floaters 2018 E124, 0.1% 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,200,000	7,200,000
Series Floaters E 129, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,500,000	1,500,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.19% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,100,000	1,100,000
		9,800,000
New York And New Jersey - 1.0%
Port Auth. of New York & New Jersey Participating VRDN Series Floaters XM 06 16, 0.11% 6/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)(d)	12,000,000	12,000,000
North Carolina - 0.8%
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds Participating VRDN Series Floaters ZM 00 98, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,335,000	3,335,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series Floaters XM 04 44, 0.17% (a)(c)(d)	6,800,000	6,800,000
		10,135,000
Ohio - 0.7%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters E 134, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	700,000	700,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	1,300,000	1,300,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.26% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	100,000	100,000
Lakewood City School District Participating VRDN Series Solar 0067, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	2,420,000	2,420,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	985,000	985,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,875,000	2,875,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	700,000	700,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.34%, tender (a)(c)(d)(e)	100,000	100,000
		9,180,000
Oregon - 0.1%
Salem Hosp. Facility Auth. Rev. Participating VRDN Series ZF 09 42, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,600,000	1,600,000
Pennsylvania - 3.5%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 111, 0.1% 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Geisinger Auth. Health Sys. Rev. Participating VRDN Series ZF 28 11, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,120,000	3,120,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	790,000	790,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)(f)	10,295,000	10,295,000
Series Putters 5025, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	13,705,000	13,705,000
Series Putters 5026, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	11,030,000	11,030,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.34%, tender (a)(c)(d)(e)	300,000	300,000
		44,240,000
South Carolina - 0.1%
Lexington County School District #1 Bonds Series Solar 13, 0.22%, tender 6/4/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	400,000	400,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	600,000	600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
		1,200,000
Texas - 5.5%
Austin Elec. Util. Sys. Rev. Participating VRDN Series Solar 17 08, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	14,335,000	14,335,000
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 0.27% 6/5/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	450,000	450,000
Cypress-Fairbanks Independent School District Participating VRDN Series 2016 7, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	28,600,000	28,600,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	745,000	745,000
Hays Consolidated Independent School District Participating VRDN Series Solar 0050, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	4,585,000	4,585,000
Humble Independent School District Participating VRDN Series Floaters XF 26 63, 0.15% 6/5/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,400,000	1,400,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,210,000	9,210,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	500,000	500,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	400,000	400,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series Floaters XF 06 41, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,000,000	2,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,100,000	2,100,000
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 04, 0.17% 6/5/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,800,000	3,800,000
		68,125,000
Utah - 1.2%
Salt Lake City Arpt. Rev. Participating VRDN Series DBE 8034, 0.39% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)(d)	11,200,000	11,200,000
Utah County Hosp. Rev. Participating VRDN Series Floaters XF 26 28, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,200,000	3,200,000
		14,400,000
Virginia - 0.1%
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	300,000	300,000
Series ZF 09 28, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	400,000	400,000
		700,000
Washington - 1.4%
Port of Seattle Rev. Participating VRDN:
Series Floaters XM 06 65, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(d)	800,000	800,000
Series XF 28 28, 0.24% 6/5/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)(d)	900,000	900,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series Solar 0055, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,200,000	3,200,000
Series Solar 17 19, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	5,925,000	5,925,000
Seattle Wtr. Sys. Rev. Participating VRDN Series Solar 17 5, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,445,000	3,445,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.39% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,400,000	3,400,000
		17,670,000
TOTAL TENDER OPTION BOND
(Cost $383,400,000)		383,400,000

Other Municipal Security - 1.9%
Georgia - 1.2%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.26%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	5,380,000	5,380,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.26%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(g)	9,995,000	9,995,000
		15,375,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.34% tender 6/4/20, CP mode	900,000	900,000
Massachusetts - 0.5%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 0.4% tender 6/5/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	3,400,000	3,400,019
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020:
0.35% tender 6/9/20, CP mode	1,100,000	1,100,000
0.4% tender 6/4/20, CP mode	1,200,000	1,200,006
		5,700,025
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series A1, 0.45% tender 6/11/20, CP mode (b)	1,800,000	1,800,000
Texas - 0.0%
Austin Elec. Util. Sys. Rev. Series A, 0.14% 6/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	700,000	700,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $24,475,000)		24,475,025
TOTAL INVESTMENT IN SECURITIES - 106.2%
(Cost $1,327,730,000)		1,327,730,025
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(77,778,566)
NET ASSETS - 100%		$1,249,951,459

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,100,000 or 0.2% of net assets.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,295,000 or 0.8% of net assets.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Broward County Port Facilities Rev. Bonds Series G 115, 0.39%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19 - 11/6/19	$600,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$400,000
Denver City & County Arpt. Rev. Bonds Series G-114, 0.39%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	10/18/19	$100,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 0.39%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$300,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$200,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$200,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19	$100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19	$400,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$100,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$300,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 11/6/19	$200,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$919,855,000	$--	$919,855,000	$--
Tender Option Bond	383,400,000	--	383,400,000	--
Other Municipal Security	24,475,025	--	24,475,025	--
Total Investments in Securities:	$1,327,730,025	$--	$1,327,730,025	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,327,730,000)		$1,327,730,025
Cash		1,320
Interest receivable		1,204,723
Receivable from investment adviser for expense reductions		3,000
Total assets		1,328,939,068
Liabilities
Payable for investments purchased	$78,814,995
Distributions payable	172,614
Total liabilities		78,987,609
Net Assets		$1,249,951,459
Net Assets consist of:
Paid in capital		$1,249,951,583
Total accumulated earnings (loss)		(124)
Net Assets		$1,249,951,459
Net Asset Value, offering price and redemption price per share ($1,249,951,459 ÷ 1,249,832,001 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2020
Investment Income
Interest		$11,306,426
Expenses
Custodian fees and expenses	$16,544
Independent trustees' fees and expenses	3,518
Total expenses before reductions	20,062
Expense reductions	(16,545)
Total expenses after reductions		3,517
Net investment income (loss)		11,302,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,117
Total net realized gain (loss)		2,117
Change in net unrealized appreciation (depreciation) on investment securities		(1,057)
Net increase in net assets resulting from operations		$11,303,969

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2020	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,302,909	$13,115,843
Net realized gain (loss)	2,117	12,383
Change in net unrealized appreciation (depreciation)	(1,057)	(101)
Net increase in net assets resulting from operations	11,303,969	13,128,125
Distributions to shareholders	(11,311,550)	(13,115,791)
Affiliated share transactions
Proceeds from sales of shares	9,222,899,000	8,659,258,000
Cost of shares redeemed	(8,701,655,350)	(8,752,563,430)
Net increase (decrease) in net assets and shares resulting from share transactions	521,243,650	(93,305,430)
Total increase (decrease) in net assets	521,236,069	(93,293,096)
Net Assets
Beginning of period	728,715,390	822,008,486
End of period	$1,249,951,459	$728,715,390
Other Information
Shares
Sold	9,221,976,802	8,658,392,161
Redeemed	(8,700,785,272)	(8,751,688,261)
Net increase (decrease)	521,191,530	(93,296,100)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Cash Central Fund

Years ended May 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0130	.0155	.0113	.0066	.001
Net realized and unrealized gain (loss)	–B	–B	–B	.0001	–B
Total from investment operations	.0130	.0155	.0113	.0067	.001
Distributions from net investment income	(.0130)	(.0155)	(.0113)	(.0066)	(.001)
Distributions from net realized gain	–B	–B	(.0001)	–	–B
Total distributions	(.0130)	(.0155)	(.0113)C	(.0066)	(.001)
Net asset value, end of period	$1.0001	$1.0001	$1.0001	$1.0001	$1.00
Total ReturnD	1.31%	1.56%	1.14%	.67%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.18%	1.54%	1.06%	.62%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,249,951	$728,715	$822,008	$1,570,970	$4,178,777

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0113 per share is comprised of distributions from net investment income of $.01129 and distributions from net realized gain of $.00005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2020

1. Organization.

Fidelity Municipal Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$25
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$25
Tax Cost	$1,327,730,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$–
Undistributed ordinary income	$–
Net unrealized appreciation (depreciation) on securities and other investments	$25

The tax character of distributions paid was as follows:

	May 31, 2020	May 31, 2019
Tax-exempt Income	$11,302,951	$ 13,115,791
Ordinary Income	8,599	–
Total	$11,311,550	$ 13,115,791

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $16,545.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Municipal Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 282 funds. Mr. Chiel oversees 175 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.0019%	$1,000.00	$1,005.70	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 64.96% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

MCC-ANN-0720
1.743117.120

Fidelity® Securities Lending Cash Central Fund

Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2020

Days	% of fund's investments
1 - 7	43.8
8 - 30	15.1
31 - 60	16.2
61 - 90	9.9
91 - 180	15.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Certificates of Deposit	0.2%
U.S. Treasury Debt	60.6%
Non-Negotiable Time Deposit	7.6%
Repurchase Agreements	32.1%
Net Other Assets (Liabilities)*	(0.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2020

Showing Percentage of Net Assets

Certificate of Deposit - 0.2%
	Yield(a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 0.2%
Landesbank Baden-Wuerttemberg New York Branch
6/2/20
(Cost $48,000,000)	0.10	48,000,000	48,000,106

U.S. Treasury Debt - 60.6%
U.S. Treasury Obligations - 60.6%
U.S. Treasury Bills
6/2/20 to 11/3/20
(Cost $12,865,130,141)	0.06 to 0.29	12,868,100,000	12,864,898,120

Non-Negotiable Time Deposit - 7.6%
Time Deposits - 7.6%
Barclays Bank PLC
6/1/20	0.18%	$1,029,240,000	$1,029,240,000
Credit Agricole CIB
6/1/20	0.06	580,000,000	580,000,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,609,240,000)			1,609,240,000

U.S. Government Agency Repurchase Agreement - 28.4%
	Maturity Amount	Value
In a joint trading account at:
0.05% dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) #	$5,223,760,871	$5,223,740,000
0.05% dated 5/29/20 due 6/1/20 (Collateralized by U.S. Government Obligations) #	808,864,370	808,861,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $6,032,601,000)		6,032,601,000

U.S. Treasury Repurchase Agreement - 3.7%
With SMBC Nikko Securities America, Inc. at 0.06%, dated 5/29/20 due 6/1/20 (Collateralized by U.S. Treasury Obligations valued at $785,271,031, 1.88% - 2.50%, 2/28/22 - 5/15/27)	770,003,850	770,000,000
(Cost $770,000,000)
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $21,324,971,141)		21,324,739,226
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(101,707,740)
NET ASSETS - 100%		$21,223,031,486

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Certificate of Deposit	$48,000,106	$--	$48,000,106	$--
U.S. Treasury Debt	12,864,898,120	--	12,864,898,120	--
Non-Negotiable Time Deposit	1,609,240,000	--	1,609,240,000	--
U.S. Government Agency Repurchase Agreement	6,032,601,000	--	6,032,601,000	--
U.S. Treasury Repurchase Agreement	770,000,000	--	770,000,000	--
Total Investments in Securities:	$21,324,739,226	$--	$21,324,739,226	$--

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value
$5,223,740,000 due 6/01/20 at 0.05%
Nomura Securities International	$1,089,882,000
RBC Dominion Securities, Inc.	2,736,553,000
Societe Generale (PARIS)	323,852,000
Sumitomo Mitsui Banking Corp NY	1,073,453,000
$5,223,740,000
$808,861,000 due 6/01/20 at 0.05%
Bank of America Securities, Inc.	24,289,000
J.P. Morgan Securities LLC	566,061,000
Nomura Securities International	218,511,000
$808,861,000

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020
Assets
Investment in securities, at value (including repurchase agreements of $6,802,601,000) — See accompanying schedule: Unaffiliated issuers (cost $21,324,971,141)		$21,324,739,226
Cash		1,000,000,016
Interest receivable		128,868
Other receivables		224,460
Total assets		22,325,092,570
Liabilities
Payable for investments purchased	$1,099,643,447
Distributions payable	2,074,933
Other payables and accrued expenses	342,704
Total liabilities		1,102,061,084
Net Assets		$21,223,031,486
Net Assets consist of:
Paid in capital		$21,223,283,638
Total accumulated earnings (loss)		(252,152)
Net Assets		$21,223,031,486
Net Asset Value, offering price and redemption price per share ($21,223,031,486 ÷ 21,221,407,159 shares)		$1.0001

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2020
Investment Income
Interest		$333,147,931
Expenses
Custodian fees and expenses	$212,903
Independent trustees' fees and expenses	78,693
Interest	1,068,060
Total expenses		1,359,656
Net investment income (loss)		331,788,275
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(82)
Total net realized gain (loss)		(82)
Change in net unrealized appreciation (depreciation) on investment securities		(907,422)
Net increase in net assets resulting from operations		$330,880,771

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2020	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$331,788,275	$427,889,901
Net realized gain (loss)	(82)	28,995
Change in net unrealized appreciation (depreciation)	(907,422)	878,373
Net increase in net assets resulting from operations	330,880,771	428,797,269
Distributions to shareholders	(331,808,535)	(427,890,688)
Affiliated share transactions
Proceeds from sales of shares	157,265,186,730	135,714,147,391
Cost of shares redeemed	(154,105,174,425)	(140,480,177,737)
Net increase (decrease) in net assets and shares resulting from share transactions	3,160,012,305	(4,766,030,346)
Total increase (decrease) in net assets	3,159,084,541	(4,765,123,765)
Net Assets
Beginning of period	18,063,946,945	22,829,070,710
End of period	$21,223,031,486	$18,063,946,945
Other Information
Shares
Sold	157,246,992,516	135,699,796,048
Redeemed	(154,086,467,262)	(140,465,347,557)
Net increase (decrease)	3,160,525,254	(4,765,551,509)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Securities Lending Cash Central Fund

Years ended May 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0002	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0155	.0223	.0131	.0059	.003
Net realized and unrealized gain (loss)	(.0001)	.0001	–B	.0001	–B
Total from investment operations	.0154	.0224	.0131	.0060	.003
Distributions from net investment income	(.0155)	(.0223)	(.0131)	(.0059)	(.003)
Total distributions	(.0155)	(.0223)	(.0131)	(.0059)	(.003)
Net asset value, end of period	$1.0001	$1.0002	$1.0001	$1.0001	$1.00
Total ReturnC	1.56%	2.26%	1.32%	.60%	.30%
Ratios to Average Net AssetsD
Expenses before reductions	.01%	.01%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.01%	.01%	- %E	- %E	- %E
Expenses net of all reductions	.01%	.01%	- %E	- %E	- %E
Net investment income (loss)	1.57%	2.22%	1.31%	.60%	.30%
Supplemental Data
Net assets, end of period (000 omitted)	$21,223,031	$18,063,947	$22,829,071	$23,157,560	$21,841,043

 A Beginning September 19, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2020

1. Organization.

Fidelity Securities Lending Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, certificates of deposit, and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for the Fund, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees of $224,460 are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, respectively.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due deferred trustees compensation.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$164,831
Gross unrealized depreciation	(396,746)
Net unrealized appreciation (depreciation)	$(231,915)
Tax Cost	$21,324,971,141

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$204,223
Net unrealized appreciation (depreciation) on securities and other investments	$(231,915)

The tax character of distributions paid was as follows:

	May 31, 2020	May 31, 2019
Ordinary Income	$331,808,535	$ 427,890,688

Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance its yield, the Fund may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund delivers securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, the Fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Fund may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities delivered, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities delivered. Information regarding securities delivered under a reverse repurchase agreement, if any, is included at the end of the Fund's Schedule of Investments and the cash proceeds are recorded as a liability in the accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities delivered during the term of the reverse repurchase agreement. During the period, the average principal balance of reverse repurchase transactions was $95,627,699 and the weighted average interest rate was 1.69% with payments included in the Statement of Operations as a component of interest expense. At period end, there were no reverse repurchase agreements outstanding.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the prior period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,593.

4. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

5. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Securities Lending Cash Central Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Securities Lending Cash Central Fund (one of the funds constituting Fidelity Revere Street Trust, referred to hereafter as the “Fund”) as of May 31, 2020, the related statement of operations for the year ended May 31, 2020, the statement of changes in net assets for each of the two years in the period ended May 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2020 and the financial highlights for each of the five years in the period ended May 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2020 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

July 10, 2020

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 282 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.0033%	$1,000.00	$1,004.90	$.02
Hypothetical-C		$1,000.00	$1,024.98	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

A total of 21.65% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $55,977,736 of distributions paid during the period January 1, 2020 to May 31, 2020 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

CCC-ANN-0720
1.734009.121

Fidelity® Tax-Free Cash Central Fund

Annual Report

May 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to shareholders:
(No Action is Required by You)

As part of a regular review of its organizational structure, Fidelity has decided to merge certain entities to streamline operations, increase efficiency, simplify reporting, and reduce legal, compliance, and accounting complexity and costs. In separate events, Fidelity has merged four of its investment advisers and two of its broker-dealers.

Effective on or about January 1, 2020, following any required regulatory notices and approvals:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Management & Research Company LLC”.

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. (“FIISC”). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to “Fidelity Distributors Company LLC”.

These mergers are not expected to affect fund shareholders or Fidelity clients, nor are they expected to result in any changes to the day-to-day management of Fidelity’s brokerage services, the Fidelity funds, their investment policies and practices, their portfolio management teams, or the funds’ expenses.

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Effective Maturity Diversification as of May 31, 2020

Days	% of fund's investments 5/31/20
1 - 7	99.0
8 - 30	0.1
31 - 60	0.7
61 - 90	0.0
91 - 180	0.1
> 180	0.1

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of May 31, 2020
Variable Rate Demand Notes (VRDNs)	84.1%
Tender Option Bond	17.2%
Other Municipal Security	0.6%
Net Other Assets (Liabilities)*	(1.9)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Schedule of Investments May 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 84.1%
	Principal Amount	Value
Alabama - 3.1%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 2014 A, 0.16% 6/1/20, VRDN (a)	$15,950,000	$15,950,000
Series 2014 B, 0.16% 6/1/20, VRDN (a)	3,390,000	3,390,000
Eutaw Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) 0.16% 6/1/20, VRDN (a)	2,100,000	2,100,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.16% 6/1/20, VRDN (a)	1,055,000	1,055,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.16% 6/1/20, VRDN (a)	10,600,000	10,600,000
West Jefferson Indl. Dev. Series 2008, 0.2% 6/5/20, VRDN (a)	1,600,000	1,600,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.08% 6/1/20, VRDN (a)	19,355,000	19,355,000
		54,050,000
Alaska - 0.7%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.):
Series 1993 A, 0.06% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	4,000,000	4,000,000
Series 1993 B, 0.06% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	7,210,000	7,210,000
Series 1993 C, 0.06% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,580,000	1,580,000
		12,790,000
Arizona - 1.2%
Arizona Indl. Dev. Auth. Hosp. Rev. Series 2019 B, 0.06% 6/1/20, LOC Bank of America NA, VRDN (a)	21,035,000	21,035,000
Connecticut - 1.4%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greenwich Hosp. Proj.) Series C, 0.14% 6/5/20, VRDN (a)	12,305,000	12,305,000
Series 2014 D, 0.14% 6/5/20, VRDN (a)	8,050,000	8,050,000
Connecticut Hsg. Fin. Auth. Series E 3, 0.17% 6/5/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,000,000	4,000,000
		24,355,000
District Of Columbia - 0.4%
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.06% 6/1/20, LOC TD Banknorth, NA, VRDN (a)	7,020,000	7,020,000
Florida - 2.9%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.2% 6/1/20, VRDN (a)	5,800,000	5,800,000
Gainesville Utils. Sys. Rev. Series 2019 C, 0.06% 6/1/20, LOC Bank of America NA, VRDN (a)	1,470,000	1,470,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.12% 6/1/20, VRDN (a)	1,000,000	1,000,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.11% 6/1/20, VRDN (a)	17,800,000	17,800,000
Mississippi Bus. Fin. Corp. Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2014, 0.2% 6/1/20, VRDN (a)	22,645,000	22,645,000
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.) Series 2010 B, 0.17% 6/5/20, LOC MUFG Union Bank NA, VRDN (a)	3,300,000	3,300,000
		52,015,000
Georgia - 2.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.07% 6/1/20, LOC Wells Fargo Bank NA, VRDN (a)	1,570,000	1,570,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
First Series 2009, 0.21% 6/1/20, VRDN (a)	21,400,000	21,400,000
Series 2018, 0.14% 6/1/20, VRDN (a)	10,300,000	10,300,000
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
Series 1997, 0.21% 6/1/20, VRDN (a)	1,000,000	1,000,000
Series 2008, 0.21% 6/1/20, VRDN (a)	2,600,000	2,600,000
(Gulf Pwr. Co. Plant Scherer Proj.) Series 2010, 0.2% 6/1/20, VRDN (a)	2,775,000	2,775,000
		39,645,000
Illinois - 3.1%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.16% 6/5/20, LOC Barclays Bank PLC, VRDN (a)	2,500,000	2,500,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.12% 6/5/20, LOC PNC Bank NA, VRDN (a)	9,350,000	9,350,000
(Illinois College Proj.) 0.12% 6/5/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,925,000	4,925,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.08% 6/1/20, LOC Wells Fargo Bank NA, VRDN (a)	3,150,000	3,150,000
Series 2010 A, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	21,180,000	21,180,000
Series 2010 B, 0.08% 6/1/20, LOC Wells Fargo Bank NA, VRDN (a)	7,200,000	7,200,000
Series 2009 E2, 0.07% 6/1/20, LOC Wells Fargo Bank NA, VRDN (a)	4,400,000	4,400,000
Series 2011 A, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	1,250,000	1,250,000
		53,955,000
Indiana - 2.9%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 0.16% 6/1/20, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,800,000	1,800,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 I, 0.06% 6/1/20, LOC Barclays Bank PLC, VRDN (a)	12,800,000	12,800,000
Series 2008 J, 0.06% 6/1/20, LOC Barclays Bank PLC, VRDN (a)	13,005,000	13,005,000
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series B, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	20,930,000	20,930,000
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 0.3% 6/5/20, VRDN (a)	2,810,000	2,810,000
		51,345,000
Iowa - 1.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.06% 6/1/20, LOC MUFG Union Bank NA, VRDN (a)	1,400,000	1,400,000
Iowa Fin. Auth. Rev.:
Series 2018 E, 0.06% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	9,715,000	9,715,000
Series 2018 F, 0.06% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	5,200,000	5,200,000
Iowa Higher Ed. Ln. Auth. Rev. (Loras College Proj.) Series 2000, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	7,750,000	7,750,000
		24,065,000
Kansas - 2.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 0.37% 6/5/20, VRDN (a)	2,000,000	2,000,000
Series 2007 B, 0.37% 6/5/20, VRDN (a)	900,000	900,000
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	10,425,000	10,425,000
St. Mary's Kansas Poll. Cont. Rev. Series 1994, 0.34% 6/5/20, VRDN (a)	4,300,000	4,300,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	22,700,000	22,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	400,000	400,000
(Western Resources, Inc. Proj.) Series 1994, 0.34% 6/5/20, VRDN (a)	600,000	600,000
		41,325,000
Kentucky - 0.8%
Louisville & Jefferson County Series 2011 B, 0.07% 6/1/20, LOC PNC Bank NA, VRDN (a)	14,825,000	14,825,000
Louisiana - 5.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.07% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	25,000,000	25,000,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2006, 0.06% 6/1/20, VRDN (a)	13,000,000	13,000,000
Series 2007, 0.06% 6/1/20, VRDN (a)	24,825,000	24,825,000
Series 2008 A, 0.06% 6/1/20, VRDN (a)	17,000,000	17,000,000
Series 2008 B, 0.06% 6/1/20, VRDN (a)	6,800,000	6,800,000
Series 2009 A, 0.15% 6/5/20, VRDN (a)	3,300,000	3,300,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.08% 6/1/20, VRDN (a)	1,000,000	1,000,000
		90,925,000
Michigan - 1.4%
Grand Traverse County Hosp. Fin. Auth. Series 2019 C, 0.06% 6/1/20, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.06% 6/1/20, VRDN (a)	21,730,000	21,730,000
(Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.08% 6/1/20, LOC Comerica Bank, VRDN (a)	2,170,000	2,170,000
		25,100,000
Mississippi - 4.3%
Mississippi Bus. Fin. Corp.:
(Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.07% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	54,100,000	54,100,000
Series 2007 C, 0.06% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	1,400,000	1,400,000
Series 2007 D, 0.07% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	1,620,000	1,620,000
Series 2011 A, 0.06% 6/1/20, VRDN (a)	7,595,000	7,595,000
Series 2011 C, 0.06% 6/1/20, VRDN (a)	4,210,000	4,210,000
Series 2011 B, 0.06% 6/1/20, VRDN (a)	4,300,000	4,300,000
Series 2011 G, 0.06% 6/1/20, VRDN (a)	3,245,000	3,245,000
		76,470,000
Missouri - 1.6%
Missouri Health & Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 1999 B, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,895,000	13,895,000
Series 2008 B1, 0.07% 6/1/20, LOC Barclays Bank PLC, VRDN (a)	7,860,000	7,860,000
Series 2013 B, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	5,590,000	5,590,000
		27,345,000
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 D 2B, 0.15% 6/5/20, LOC Royal Bank of Canada, VRDN (a)	2,000,000	2,000,000
New York - 20.8%
New York City Gen. Oblig.:
Series 2006 I8, 0.07% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,200,000	3,200,000
Series 2008 L5, 0.07% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	7,275,000	7,275,000
Series 2012 G6, 0.08% 6/1/20 (Liquidity Facility Mizuho Bank Ltd.), VRDN (a)	1,000,000	1,000,000
Series 2013 A2, 0.07% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	13,600,000	13,600,000
Series 2013 A3, 0.07% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,850,000	2,850,000
Series 2013 F3, 0.07% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	17,900,000	17,900,000
Series 2015 F6, 0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,075,000	16,075,000
Series 2017 A-7, 0.09% 6/1/20 (Liquidity Facility Bank of The West San Francisco), VRDN (a)	9,465,000	9,465,000
Series 2017 B-4 & B-5, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,200,000	3,200,000
Series 2018 B, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	3,700,000	3,700,000
Series 2019 D, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	7,375,000	7,375,000
Series 2104 1, 0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,725,000	1,725,000
New York City Indl. Dev. Agcy. Spl. Facilities Rev. (New York Stock Exchange Proj.) Series 2004 B, 0.07% 6/1/20, LOC Bank of America NA, VRDN (a)	2,450,000	2,450,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA-1B, 0.08% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,975,000	1,975,000
Series 2008 BB2, 0.07% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	5,000,000	5,000,000
Series 2009 BB1, 0.1% 6/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	4,275,000	4,275,000
Series 2011 DD, 0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,200,000	1,200,000
Series 2011 DD-3B, 0.07% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	3,925,000	3,925,000
Series 2012 B, 0.07% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,265,000	2,265,000
Series 2012 B2, 0.07% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN(a)	3,700,000	3,700,000
Series 2014 AA:
0.06% 6/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,795,000	1,795,000
0.07% 6/1/20 (Liquidity Facility Bank of Montreal), VRDN (a)	6,550,000	6,550,000
0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,910,000	2,910,000
0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,265,000	3,265,000
0.07% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	2,300,000	2,300,000
0.07% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	26,595,000	26,595,000
Series 2015 BB, 0.07% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	8,580,000	8,580,000
Series 2015 BB4, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	6,540,000	6,540,000
Series 2016 AA2, 0.07% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	1,075,000	1,075,000
Series 2017 BB, 0.08% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	4,750,000	4,750,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 0.11% 6/1/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	13,210,000	13,210,000
Series 2003 A4, 0.06% 6/1/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	1,000,000	1,000,000
Series 2003 C1, 0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	2,650,000	2,650,000
Series 2003 C2, 0.07% 6/1/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,410,000	11,410,000
Series 2010 G6, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	1,600,000	1,600,000
Series 2010, 0.11% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	38,300,000	38,300,000
Series 2013 A4, 0.07% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	9,005,000	9,005,000
Series 2013 A6, 0.07% 6/1/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	7,200,000	7,200,000
Series 2014, 0.1% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	3,600,000	3,600,000
Series 2015 A3, 0.08% 6/1/20 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,100,000	1,100,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 A, 0.07% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	1,385,000	1,385,000
New York Hsg. Fin. Agcy. Rev.:
Series 2013 A, 0.08% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,585,000	5,585,000
Series 2014 A, 0.08% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,250,000	6,250,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series A, 0.06% 6/1/20, LOC TD Banknorth, NA, VRDN (a)	16,870,000	16,870,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 0.1% 6/1/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	18,265,000	18,265,000
Series 2005 E, 0.13% 6/5/20, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2015 E4, 0.13% 6/5/20, LOC PNC Bank NA, VRDN (a)	2,090,000	2,090,000
Series E3, 0.08% 6/1/20, LOC Bank of America NA, VRDN (a)	38,760,000	38,760,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 05A2, 0.07% 6/1/20, LOC Citibank NA, VRDN (a)	5,085,000	5,085,000
Series 2005 B, 0.08% 6/1/20, LOC State Street Bank & Trust Co., Boston, VRDN (a)	6,950,000	6,950,000
		368,430,000
North Carolina - 2.2%
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.15% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (a)	32,255,000	32,255,000
Raleigh Combined Enterprise Sys. Rev.:
Series 2008 A, 0.16% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (a)	3,500,000	3,500,000
Series 2008 B, 0.16% 6/5/20 (Liquidity Facility Bank of America NA), VRDN (a)	3,725,000	3,725,000
		39,480,000
Ohio - 6.1%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.07% 6/1/20, LOC Bank of Montreal, VRDN (a)	16,350,000	16,350,000
Montgomery County Hosp. Rev.:
Series 2019 B, 0.12% 6/5/20, LOC PNC Bank NA, VRDN (a)	8,650,000	8,650,000
Series 2019 C, 0.06% 6/1/20, LOC PNC Bank NA, VRDN (a)	14,430,000	14,430,000
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.06% 6/1/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	41,490,000	41,490,000
Ohio Hosp. Facilities Rev. Series 2019 D1, 0.13% 6/5/20, VRDN (a)	9,610,000	9,610,000
Ohio Hosp. Rev. Series 2018, 0.06% 6/1/20, LOC PNC Bank NA, VRDN (a)	2,800,000	2,800,000
Ohio Spl. Oblig. (Adult Correctional Bldg. Fund Projs.) Series 2016 C, 0.2% 6/5/20, VRDN (a)	5,400,000	5,400,000
Ohio State Univ. Gen. Receipts Series 2008 B, 0.13% 6/5/20, VRDN (a)	10,000,000	10,000,000
		108,730,000
Oregon - 1.6%
Oregon Facilities Auth. Rev.:
Series 2018 A, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	16,000,000	16,000,000
Series 2018 B, 0.06% 6/1/20, LOC TD Banknorth, NA, VRDN (a)	11,520,000	11,520,000
		27,520,000
Pennsylvania - 1.6%
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 2015, 0.47% 6/1/20, VRDN (a)	4,200,000	4,200,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.11% 6/1/20, LOC JPMorgan Chase Bank, VRDN (a)	4,015,000	4,015,000
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.14% 6/5/20, LOC RBS Citizens NA, VRDN (a)	9,720,000	9,720,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Pennsylvania Health Sys. Proj.) Series 2008 A, 0.14% 6/5/20, LOC Bank of America NA, VRDN (a)	9,035,000	9,035,000
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series D, 0.15% 6/5/20, LOC Royal Bank of Canada, VRDN (a)	1,500,000	1,500,000
		28,470,000
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. Series B, 0.06% 6/1/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
Tennessee - 6.7%
Blount County Pub. Bldg. Auth. Series D3A, 0.06% 6/1/20 (Liquidity Facility Bank of America NA), VRDN (a)	41,470,000	41,470,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	8,985,000	8,985,000
Series 2005, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	4,200,000	4,200,000
Series 2008, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	12,910,000	12,910,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Proj.):
Series 2002, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	6,575,000	6,575,000
Series 2004, 0.09% 6/1/20, LOC Bank of America NA, VRDN (a)	6,125,000	6,125,000
Sevier County Pub. Bldg. Auth. Rev. Series V1 K1, 0.06% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	38,400,000	38,400,000
		118,665,000
Texas - 6.8%
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.06% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	16,370,000	16,370,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Series 2016 C, 0.13% 6/5/20, VRDN (a)	13,800,000	13,800,000
Series 2019 F, 0.17% 6/5/20, VRDN (a)	9,000,000	9,000,000
Harris County Hosp. District Rev. Series 2010, 0.18% 6/5/20, LOC JPMorgan Chase Bank, VRDN (a)	1,900,000	1,900,000
Houston Util. Sys. Rev. Series 2012 A, 0.12% 6/5/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	10,900,000	10,900,000
Lower Neches Valley Auth. Indl. Dev. Corp. Rev. (ExxonMobil Proj.) Series 2012, 0.09% 6/1/20 (Exxon Mobil Corp. Guaranteed), VRDN (a)	17,650,000	17,650,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2005, 0.06% 6/1/20 (Air Products & Chemicals, Inc. Guaranteed), VRDN (a)	3,000,000	3,000,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2011 C, 0.06% 6/1/20, LOC TD Banknorth, NA, VRDN (a)	8,670,000	8,670,000
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.06% 6/1/20, LOC TD Banknorth, NA, VRDN (a)	24,030,000	24,030,000
Texas Gen. Oblig.:
(Texas Veterans Land Board Proj.) Series 2017, 0.17% 6/5/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	2,300,000	2,300,000
Series 2013 B, 0.2% 6/5/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	6,930,000	6,930,000
Series 2019, 0.15% 6/5/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,200,000	6,200,000
		120,750,000
Utah - 0.6%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.17% 6/5/20, VRDN (a)	9,900,000	9,900,000
Virginia - 0.4%
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 0.12% 6/5/20, VRDN (a)	7,250,000	7,250,000
Wisconsin - 1.4%
Univ. of Wisconsin Hosp. & Clinics Auth.:
Series 2018 C, 0.05% 6/1/20 (Liquidity Facility BMO Harris Bank NA), VRDN (a)	7,700,000	7,700,000
Series B, 0.06% 6/1/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	16,350,000	16,350,000
		24,050,000
Wyoming - 0.8%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1992 B, 0.2% 6/5/20, VRDN (a)	1,700,000	1,700,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.06% 6/1/20 (Chevron Corp. Guaranteed), VRDN (a)	13,190,000	13,190,000
		14,890,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $1,489,400,000)		1,489,400,000

Tender Option Bond - 17.2%
Arizona - 0.2%
Maricopa County Rev. Participating VRDN Series Floaters YX 10 32, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,100,000	4,100,000
California - 0.0%
Dignity Health Participating VRDN Series 17 04, 0.26% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	800,000	800,000
Colorado - 0.6%
Children's Hosp. Assoc., Co. Participating VRDN Series 5008, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	8,370,000	8,370,000
Colorado Health Facilities Auth. Participating VRDN:
Series XM 08 38, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,000,000	1,000,000
Series XM 08 41, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,400,000	1,400,000
		10,770,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Participating VRDN:
Series Floaters 014, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,040,000	1,040,000
Series XM 08 57, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,300,000	1,300,000
Series XM 08 58, 0.22% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,200,000	1,200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	700,000	700,000
Participating VRDN Series ROC II R 14073, 0.22% 6/5/20 (Liquidity Facility Citibank NA) (a)(b)(c)	500,000	500,000
		4,740,000
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series MS 4301, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	12,950,000	12,950,000
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Participating VRDN Series XF 08 52, 0.2% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	1,355,000	1,355,000
		14,305,000
Florida - 1.9%
Gainesville Utils. Sys. Rev. Participating VRDN Series YX 11 18, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	5,560,000	5,560,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 0.44% 7/10/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	4,400,000	4,400,000
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series YX 11 28, 0.18% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	370,000	370,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 0.24% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Volusia County Fla Hosp. Rev. Participating VRDN Series 50 32, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	22,300,000	22,300,000
		32,830,000
Georgia - 0.3%
Private Colleges & Univs. Auth. Rev. Participating VRDN Series 50 34, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,095,000	6,095,000
Hawaii - 0.6%
Honolulu City & County Gen. Oblig. Participating VRDN Series 2016, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,650,000	10,650,000
Illinois - 1.3%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 0.34% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	3,700,000	3,700,000
City of Chicago Gen. Oblig. Bonds Participating VRDN Series Floaters XF 23 42, 0.2% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	100,000	100,000
Illinois Fin. Auth. Rev. Participating VRDN:
Series Floaters 017, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,970,000	1,970,000
Series MS 3332, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	4,000,000	4,000,000
Illinois Gen. Oblig. Participating VRDN Series XM 07 59, 0.33% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	900,000	900,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series XM 04 75, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,375,000	9,375,000
Metropolitan Pier & Exposition Participating VRDN:
Series XF 10 46, 0.2% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,700,000	1,700,000
Series XL 01 37, 0.2% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,540,000	1,540,000
		23,285,000
Iowa - 0.0%
Iowa Fin. Auth. Health Facilities Rev. Participating VRDN Series ZF 26 27, 0.29% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	600,000	600,000
Kansas - 0.7%
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Participating VRDN Series XF 10 51, 0.16% 6/5/20 (Liquidity Facility Cr. Suisse AG) (a)(b)(c)	11,445,000	11,445,000
Kentucky - 0.0%
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Louisiana - 0.2%
Louisiana Pub. Facilities Auth. Lease Participating VRDN Series XM 08 56, 0.18% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	3,800,000	3,800,000
Maryland - 0.6%
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series XF 10 21, 0.29% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	11,000,000	11,000,000
		11,200,000
Massachusetts - 0.2%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	300,000	300,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series Solar 17 13, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,900,000	3,900,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	100,000	100,000
		4,300,000
Michigan - 1.6%
Eastern Michigan Univ. Revs. Participating VRDN Series Floaters 009, 0.18% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,000,000	4,000,000
Michigan Fin. Auth. Rev. Participating VRDN:
Series Floaters XF 26 48, 0.17% 6/5/20 (Liquidity Facility Citibank NA) (a)(b)(c)	1,660,000	1,660,000
Series Floaters ZF 28 25, 0.22% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	200,000	200,000
Series XG 02 69, 0.17% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	8,000,000	8,000,000
Series XM 07 48, 0.24% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	900,000	900,000
Michigan State Univ. Revs. Participating VRDN Series Floaters E 127, 0.1% 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	13,070,000	13,070,000
		27,830,000
Minnesota - 0.1%
Minnesota Hsg. Fin. Agcy. Participating VRDN Series XF 28 79, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,100,000	1,100,000
Mississippi - 0.1%
Mississippi Gen. Oblig. Participating VRDN Series Floaters CTFS G 100, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,400,000	1,400,000
Missouri - 0.2%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Participating VRDN Series E-94, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,695,000	3,695,000
Nevada - 1.2%
Clark County Fuel Tax Participating VRDN:
Series Floaters XF 25 80, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	9,800,000	9,800,000
Series XM 06 38, 0.17% 6/5/20 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)	2,900,000	2,900,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series 16 ZF0382, 0.19% 6/5/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	9,375,000	9,375,000
		22,075,000
New York - 0.2%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series Floaters E 129, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,700,000	1,700,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series RBC E 126, 0.19% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,200,000	1,200,000
		2,900,000
North Carolina - 0.1%
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN:
Series Floaters XM 04 44, 0.17% (a)(b)(c)	1,300,000	1,300,000
Series XF 28 81, 0.17% 6/5/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	1,200,000	1,200,000
		2,500,000
Ohio - 1.5%
Allen County Hosp. Facilities Rev. Participating VRDN Series Floaters E 134, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	800,000	800,000
Cleveland Wtr. Rev. Participating VRDN Series Floaters E 119, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,500,000	1,500,000
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 0.26% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	200,000	200,000
Eclipse Fdg. Trust Various States Bonds Series 0005, 0.22%, tender 6/4/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	1,295,000	1,295,000
Franklin County Rev. Participating VRDN Series Floaters XF 25 90, 0.17% 6/5/20 (Liquidity Facility Citibank NA) (a)(b)(c)	4,000,000	4,000,000
Lucas County Gen. Oblig. Participating VRDN Series 2016 26, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	13,470,000	13,470,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	495,000	495,000
Montgomery County Hosp. Rev. Participating VRDN Series Floaters E 132, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	3,300,000	3,300,000
Ohio Hosp. Rev. Participating VRDN Series 002, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,000,000	1,000,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.34%, tender (a)(b)(c)(d)	200,000	200,000
		26,260,000
Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Participating VRDN Series Floaters XM 05 59, 0.13% 6/1/20 (Liquidity Facility Citibank NA) (a)(b)(c)	6,280,000	6,280,000
Pennsylvania - 2.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Floaters E 110, 0.1% 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	7,890,000	7,890,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,775,000	1,775,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN:
Series Putters 5024, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)(e)	14,100,000	14,100,000
Series Putters 5025, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,190,000	6,190,000
Series Putters 5026, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	10,500,000	10,500,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 0.34%, tender (a)(b)(c)(d)	200,000	200,000
Participating VRDN Series DBE 8032, 0.39% 6/5/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	700,000	700,000
		41,355,000
South Carolina - 0.1%
Lexington County School District #1 Bonds Series Solar 13, 0.22%, tender 6/4/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	500,000	500,000
South Carolina Jobs-Econ. Dev. Auth. Hosp. Impt. Rev. Participating VRDN Series XF 09 30, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	600,000	600,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
		1,400,000
Tennessee - 0.6%
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Solar 17 11, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	10,400,000	10,400,000
Texas - 0.7%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 0.27% 6/5/20 (Liquidity Facility Bank of America NA) (a)(b)(c)	630,000	630,000
Dallas County Util. and Reclamation District Participating VRDN Series Floaters CTFS G 99, 0.17% 6/5/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,130,000	1,130,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series YX 11 32, 0.18% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	1,200,000	1,200,000
Memorial Hermann Hosp. Sys. Participating VRDN Series Putter 50 18, 0.1% 6/1/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,200,000	5,200,000
North Ft. Bend Wtr. Auth. Participating VRDN Series XF 08 16, 0.24% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	800,000	800,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	500,000	500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Participating VRDN Series 021, 0.29% 7/10/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	2,200,000	2,200,000
		11,660,000
Virginia - 0.0%
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series XF 09 26, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	300,000	300,000
Series ZF 09 28, 0.29% 6/5/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	400,000	400,000
		700,000
Washington - 0.4%
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Solar 0055, 0.1% 6/1/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)(c)	3,000,000	3,000,000
Washington Convention Ctr. Pub. Facilities Participating VRDN Series Floaters XM 06 80, 0.39% 6/5/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	3,400,000	3,400,000
		6,400,000
TOTAL TENDER OPTION BOND
(Cost $305,075,000)		305,075,000

Other Municipal Security - 0.6%
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 0.26%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	2,220,000	2,220,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 0.26%, tender 8/3/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	3,980,000	3,980,000
		6,200,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 2001 A, 0.34% tender 6/4/20, CP mode	1,200,000	1,200,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020:
0.35% tender 6/9/20, CP mode	1,400,000	1,400,000
0.4% tender 6/4/20, CP mode	1,400,000	1,400,007
		2,800,007
Texas - 0.0%
Austin Elec. Util. Sys. Rev. Series A, 0.14% 6/4/20 (Liquidity Facility JPMorgan Chase Bank), CP	1,000,000	1,000,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $11,200,000)		11,200,007
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $1,805,675,000)		1,805,675,007
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(33,935,953)
NET ASSETS - 100%		$1,771,739,054

Security Type Abbreviations

CP – COMMERCIAL PAPER

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Coupon rates are determined by re-marketing agents based on current market conditions.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,700,000 or 0.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,100,000 or 0.8% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Baltimore Proj. Rev. Bonds Series Floaters G 28, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 0.32%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$700,000
Kentucky State Property & Buildings Commission Rev. Bonds Series G 116, 0.34%, tender 11/2/20 (Liquidity Facility Royal Bank of Canada)	2/6/20	$200,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 0.32%, tender 8/27/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 0.32%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	11/26/19	$100,000
North Texas Tollway Auth. Rev. Bonds Series G-112, 0.34%, tender 1/4/21 (Liquidity Facility Royal Bank of Canada)	6/6/19	$500,000
Ohio Univ. Gen. Receipts Athens Bonds Series Floaters G 27, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$200,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 0.34%, tender 12/1/20 (Liquidity Facility Royal Bank of Canada)	8/2/18	$200,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 0.34%, tender 10/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19 - 11/6/19	$300,000

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Variable Rate Demand Note	$1,489,400,000	$--	$1,489,400,000	$--
Tender Option Bond	305,075,000	--	305,075,000	--
Other Municipal Security	11,200,007	--	11,200,007	--
Total Investments in Securities:	$1,805,675,007	$--	$1,805,675,007	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,805,675,000)		$1,805,675,007
Cash		191
Interest receivable		1,192,099
Receivable from investment adviser for expense reductions		1,626
Other receivables		10,487
Total assets		1,806,879,410
Liabilities
Payable for investments purchased	$34,985,000
Distributions payable	145,191
Other payables and accrued expenses	10,165
Total liabilities		35,140,356
Net Assets		$1,771,739,054
Net Assets consist of:
Paid in capital		$1,771,732,092
Total accumulated earnings (loss)		6,962
Net Assets		$1,771,739,054
Net Asset Value, offering price and redemption price per share ($1,771,739,054 ÷ 1,771,395,956 shares)		$1.0002

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended May 31, 2020
Investment Income
Interest		$14,415,304
Expenses
Custodian fees and expenses	$19,142
Independent trustees' fees and expenses	4,748
Total expenses before reductions	23,890
Expense reductions	(19,142)
Total expenses after reductions		4,748
Net investment income (loss)		14,410,556
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		58,759
Total net realized gain (loss)		58,759
Change in net unrealized appreciation (depreciation) on investment securities		(626)
Net increase in net assets resulting from operations		$14,468,689

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended May 31, 2020	Year ended May 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$14,410,556	$21,117,953
Net realized gain (loss)	58,759	11,752
Change in net unrealized appreciation (depreciation)	(626)	207
Net increase in net assets resulting from operations	14,468,689	21,129,912
Distributions to shareholders	(14,421,815)	(21,118,080)
Affiliated share transactions
Proceeds from sales of shares	9,472,224,000	9,572,490,000
Cost of shares redeemed	(8,733,158,767)	(9,713,344,515)
Net increase (decrease) in net assets and shares resulting from share transactions	739,065,233	(140,854,515)
Total increase (decrease) in net assets	739,112,107	(140,842,683)
Net Assets
Beginning of period	1,032,626,947	1,173,469,630
End of period	$1,771,739,054	$1,032,626,947
Other Information
Shares
Sold	9,471,042,448	9,571,532,847
Redeemed	(8,732,164,269)	(9,712,373,278)
Net increase (decrease)	738,878,179	(140,840,431)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Tax-Free Cash Central Fund

Years ended May 31,	2020	2019	2018	2017 A	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.0001	$1.0001	$1.0001	$1.0000	$1.00
Income from Investment Operations
Net investment income (loss)	.0126	.0151	.0108	.0064	.001
Net realized and unrealized gain (loss)	.0001	–B	.0001	.0001	–B
Total from investment operations	.0127	.0151	.0109	.0065	.001
Distributions from net investment income	(.0126)	(.0151)	(.0108)	(.0064)	(.001)
Distributions from net realized gain	–B	–	–B	–	–B
Total distributions	(.0126)	(.0151)	(.0109)C	(.0064)	(.001)
Net asset value, end of period	$1.0002	$1.0001	$1.0001	$1.0001	$1.00
Total ReturnD	1.28%	1.52%	1.09%	.65%	.12%
Ratios to Average Net AssetsE
Expenses before reductionsF	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	-%	-%	-%	-%	-%
Expenses net of all reductionsF	-%	-%	-%	-%	-%
Net investment income (loss)	1.17%	1.52%	1.11%	.61%	.09%
Supplemental Data
Net assets, end of period (000 omitted)	$1,771,739	$1,032,627	$1,173,470	$756,593	$1,425,730

 A Beginning September 12, 2016 the Fund began selling and redeeming class shares based upon the market-based value of the securities held rounded to the fourth decimal place; a "floating" net asset value.

 B Amount represents less than $.00005 or $.0005 per share.

 C Total distributions of $.0109 per share is comprised of distributions from net investment income of $.01084 and distributions from net realized gain of $.00001 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2020

1. Organization.

Fidelity Tax-Free Cash Central Fund (the Fund) is a fund of Fidelity Revere Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only offered to other investment companies and accounts (the Investing Funds) managed by Fidelity Management & Research Company LLC (FMR), or its affiliates. The Fund has been designated an institutional money market fund, and the value of the Fund's shares are calculated to four decimal places that fluctuates based upon changes in the value of the Fund's investments.

Effective January 1, 2020, investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

2. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

The aggregate value of investments by input level as of May 31, 2020 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of May 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. There were no significant book-to-tax differences during the period.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$1,805,675,000

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$367
Undistributed ordinary income	$6,587
Net unrealized appreciation (depreciation) on securities and other investments	$7

The tax character of distributions paid was as follows:

	May 31, 2020	May 31, 2019
Tax-exempt Income	$14,410,081	$21,118,080
Ordinary Income	11,734	–
Total	$14,421,815	$ 21,118,080

Restricted Securities (including Private Placements). The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

4. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $19,142.

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

6. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Revere Street Trust and Shareholders of Fidelity Tax-Free Cash Central Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Cash Central Fund (the "Fund"), a fund of Fidelity Revere Street Trust, including the schedule of investments, as of May 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

July 10, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 282 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2019 to May 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2019	Ending Account Value May 31, 2020	Expenses Paid During Period-B December 1, 2019 to May 31, 2020
Actual	.0017%	$1,000.00	$1,005.50	$.01
Hypothetical-C		$1,000.00	$1,024.99	$.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

TFC-ANN-0720
1.795174.116

Item 2.

Code of Ethics

As of the end of the period, May 31, 2020, Fidelity Revere Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Tax-Free Cash Central Fund (the “Fund”):

Services Billed by Deloitte Entities

May 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$30,300	$-	$5,100	$700

May 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Cash Central Fund	$31,000	$100	$5,100	$900

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Cash Central Fund,

Fidelity Municipal Cash Central Fund, and Fidelity Securities Lending Cash Central Fund (the “Funds”):

Services Billed by PwC

May 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$36,100	$3,000	$1,900	$1,600
Fidelity Municipal Cash Central Fund	$29,700	$2,500	$1,900	$1,400
Fidelity Securities Lending Cash Central Fund	$36,100	$3,000	$1,900	$1,600

May 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Cash Central Fund	$38,000	$3,200	$2,000	$1,800
Fidelity Municipal Cash Central Fund	$32,000	$2,700	$2,000	$1,500
Fidelity Securities Lending Cash Central Fund	$38,000	$3,200	$2,000	$1,800

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	May 31, 2020A	May 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$3,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	May 31, 2020A	May 31, 2019A
Audit-Related Fees	$8,596,700	$7,890,000
Tax Fees	$17,700	$10,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	May 31, 2020A	May 31, 2019A
Deloitte Entities	$510,400	$705,000
PwC	$13,468,300	$12,390,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 23, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 23, 2020